Fees and Expenses	Oct. 31, 2025
Transamerica Inflation Opportunities
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Transamerica Long Credit
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Other expenses are based on estimates for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)